Condensed Statements of Changes in Shareholders' Equity (Unaudited) (Parentheticals)	3 Months Ended
Dec. 31, 2019 shares
Statement of Stockholders' Equity [Abstract]
Net of underwriting discounts	8,050,000
Sale of Private Warrants	2,811,250